Shareholder Fees - FidelityWomensLeadershipFund-RetailPRO	Jun. 29, 2023 USD ($)
FidelityWomensLeadershipFund-RetailPRO | Fidelity Women's Leadership Fund
Shareholder Fees:
(fees paid directly from your investment)	none